Concentration of credit risks	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration of credit risks

Note   5.                  Concentration of credit risks

Financial instruments that are potentially subject to credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Our cash is held with large financial institutions. Management believes that the financial institutions that hold our investments are financially sound and accordingly, are subject to minimal credit risk. Deposits held with banks may exceed the amount of insurance provided on such deposits.

The Group sells to large, international customers and, as a result, may maintain individually significant trade accounts receivable balances with such customers during the year. We generally do not require collateral on trade accounts receivable. Summarized below are the clients whose revenue were 10% or higher than the respective total consolidated net sales for fiscal years 2022, 2021 or 2020, and the clients whose trade accounts receivable balances were 10% or higher than the respective total consolidated trade accounts receivable balance for fiscal years 2022 and 2021. In addition, we note that some of our clients are contract manufacturers for the same companies; should these companies reduce their operations or change contract manufacturers, this would cause a decrease in our customer orders which would adversely affect our operating results.

	Revenue concentration (% of total net sales)			Receivables concentration (% of total accounts receivable)
	12 months ended December 31,			As at December 31,
	2022	2021	2020	2022	2021
IoT operating segment
Multinational electronics contract manufacturing company	16%	13%	19%	34%	17%
International equipment and software manufacturer	6%	10%	9%	12%	0%
Semiconductor equipment and electronic devices manufacturing company	4%	5%	0%	0%	12%
International telecommunication company	5%	5%	6%	7%	11%
International digital security company	10%	0%	0%	6%	0%

Note 5.      Concentration of credit risks

Financial instruments that are potentially subject to credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Our cash is held with large financial institutions. Management believes that the financial institutions that hold our investments are financially sound and accordingly, are subject to minimal credit risk. Deposits held with banks may exceed the amount of insurance provided on such deposits.

The Group sells to large, international customers and, as a result, may maintain individually significant trade accounts receivable balances with such customers during the year. We generally do not require collateral on trade accounts receivable. Summarized below are the clients whose revenue were 10% or higher than the respective total consolidated net sales, and the clients whose trade accounts receivable balances were 10% or higher than the respective total consolidated trade accounts receivable balance for fiscal years 2021 and 2020. In addition, we note that some of our clients are contract manufacturers for the same companies; should these companies reduce their operations or change contract manufacturers, this would cause a decrease in our customer orders which would adversely affect our operating results.

	Revenue concentration (% of total net sales)		Receivables concentration (% of total accounts receivable)
	12 months ended December 31,		As at December 31,
	2021	2020	2021	2020
Multinational electronics contract manufacturing company	13%	19%	17%	19%
Provider of authentications & security solutions	10%	9%	0%	10%
Semiconductor equipment and electronic devices manufacturing company	5%	0%	12%	0%
Multinational electronics manufacturing services company	5%	6%	11%	13%

SEALS Corp
Concentration of credit risks

5.           Concentration of credit risks

Financial instruments that are potentially subject to credit risk consist primarily of cash and cash equivalents and trade accounts receivable. Our cash is held with large financial institutions. Management believes that the financial institutions that hold our investments are financially sound and accordingly, are subject to minimal credit risk. Deposits held with banks may exceed the amount of insurance provided on such deposits.

The Group sells to large, international customers and, as a result, may maintain individually significant trade accounts receivable balances with such customers during the year. We generally do not require collateral on trade accounts receivable. Summarized below are the clients whose revenue were 10% or higher than the respective total consolidated net sales for the 6 months to June 30, 2023 or 2022, and the clients whose trade accounts receivable balances were 10% or higher than the respective total consolidated trade accounts receivable balance as at June 30, 2023 and December 31, 2022. In addition, we note that some of our clients are contract manufacturers for the same companies; should these companies reduce their operations or change contract manufacturers, this would cause a decrease in our customer orders which would adversely affect our operating results.

	Revenue concentration (% of total net sales)		Receivables concentration (% of total accounts receivable)
	6 months ended June 30,		As at June 30,	As at December 31,
	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022
Multinational electronics contract manufacturing company	22%	20%	39%	34%
International digital security company	12%	0%	8%	6%
Multinational technology company	4%	0%	16%	0%
International equipment and software manufacturer	3%	5%	1%	12%
International equipment and product manufacturer	2%	11%	0%	0%